Fair Value (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value (Textual) [Abstract]
Discount rate	10.00%	9.00%
Outstanding balance	$ 873	$ 531
Valuation allowance	253	73
Fair Value (Additional Textual) [Abstract]
Impaired loans, collateral dependent	3,530	1,781
Valuation allowance, impaired loans	1,291	251
Additional provision for loan losses impaired loan	1,346	604
Other real estate owned, carrying value	620	458
Write-down amount, other real estate owned	280	185
Carrying amount, mortgage servicing rights	273	271
Loan held for sale outstanding balance	1,121	3,006
Change of unrealized gains on loans held for sale	(10)	(3)
Due period of loan	90 days or more	90 days or more
Loans held for sale [Member]
Fair Value (Textual) [Abstract]
Valuation allowance	34	43
Loan held for sale carrying amount	1,155	3,049
Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Discount rate	10.00%	9.00%
Default rate approximately	0.50%	0.50%
Outstanding balance	431	390
Valuation allowance	158	119
Charge on mortgage servicing rights	$ 40	$ 27
Maximum [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	30.30%	23.80%
Maximum [Member] | Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	30.30%	23.80%
Minimum [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	14.90%	14.30%
Minimum [Member] | Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	14.90%	14.30%